Filed pursuant to Rule 497(e)
Registration Nos. 333-181176; 811-22696

 June 30, 2014
as supplemented July 31, 2014

Prospectus

CFA	COMPASS EMP U.S. 500 VOLATILITY WEIGHTED INDEX ETF
CSF	COMPASS EMP U.S. DISCOVERY 500 ENHANCED VOLATILITY WEIGHTED INDEX ETF
CFO	COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED INDEX ETF
CIZ	COMPASS EMP DEVELOPED 500 ENHANCED VOLATILITY WEIGHTED INDEX ETF
CDC	COMPASS EMP U.S. EQ INCOME 100 ENHANCED VOLATILITY WEIGHTED INDEX ETF

Listed and traded on:
The NASDAQ Stock Market, LLC

This Prospectus provides important information about the Funds that you should know before investing.  Please read it carefully and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

TABLE OF CONTENTS

Prospectus –

Table of Contents - Prospectus

FUND SUMMARY— COMPASS EMP U.S. 500 VOLATILITY WEIGHTED INDEX ETF

Investment Objective:  The Fund seeks to provide investment results that match the performance of the CEMP U.S. Large Cap 500 Volatility Weighted Index before fees and expenses.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund.  Investors may pay brokerage commissions on their purchases and sales of shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)	0.26%
Total Annual Fund Operating Expenses	0.76%
Less Fee Waivers and Expense Reimbursements(2)	0.18%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.58%
(1)	Estimated for the current fiscal year.
(2)
Compass Efficient Model Portfolios, LLC (the “Advisor”) has contractually agreed through October 31, 2015 to waive management fees and/or reimburse Fund expenses, but only to the extent necessary to maintain the Fund’s Total Annual Fund Operating Expenses (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) at 0.58%. This agreement may only be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$59	$225

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to track the returns of the CEMP U.S. Large Cap 500 Volatility Weighted Index (the “Index”) before fees and expenses.  The Fund employs a replication strategy that entails holding all, or approximately all, the stocks in the Index.

The Index is an unmanaged index that was created by the Fund’s investment advisor and generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in the U.S. and the stock of which trades on U.S. exchanges.  The Index may include less than 500 stocks depending on the number of companies meeting the Index’s criteria.  The Index includes only companies with consistent positive earnings (at least its 4 most recent quarters) and is weighted based on the volatility of each stock.  Volatility is the extent to which the return of a security fluctuates between its highest price and its lowest price within a given period.  The weight of each member in the Index is defined by its own volatility relative to the average volatility of all Index members measured over the past 180 trading days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index is reconstituted every March and September and is adjusted to limit exposure to any particular sector to 25%.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of U.S. issuers included in the Index as of its most recent reconstitution.

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Principal Risks of Investing in the Fund

The following summarizes the principal investment risks of the Fund. Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program.

•	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

o
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues.  Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  There is no guarantee that an active secondary market will develop for Shares of the Fund.

o
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

•	Limited History of Operations. The Fund is a new exchange traded fund (“ETF”) and has a limited history of operations for investors to evaluate.

•
Medium Capitalization Stock Risk.  The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

•
Passive Investment Risk.  The Fund is not actively managed and the Advisor will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

•
Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•
Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Table of Contents - Prospectus

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-866-376-7890.

Advisor:  Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund’s investment advisor (the “Advisor”).

Portfolio Managers:  Stephen Hammers, David Hallum, Dan Banaszak and David Moore serve as the Fund’s Portfolio Management Team.

Purchase and Sale of Shares:  The Fund will issue and redeem Shares at NAV only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”).  Creation Units are issued and redeemed for cash and/or in-kind for securities.  Individual Shares may only be purchased and sold in secondary market transactions through brokers.  Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Shares of the Fund will be listed for trading on The NASDAQ Stock Market, LLC (the “Exchange”) and will trade at market prices rather than NAV.  Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

Tax Information:  The Fund’s distributions generally will be taxable as ordinary income, qualified dividend income or capital gains.  A sale of Shares may result in capital gain or loss.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

FUND SUMMARY— COMPASS EMP U.S. DISCOVERY 500 ENHANCED VOLATILITY WEIGHTED INDEX ETF

Investment Objective:  The Fund seeks to provide investment results that match the performance of the CEMP U.S. Small Cap 500 Long/Cash Volatility Weighted Index before fees and expenses.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund.  Investors may pay brokerage commissions on their purchases and sales of shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)	0.24%
Total Annual Fund Operating Expenses	0.84%
Less Fee Waivers and Expense Reimbursements(2)	0.16%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.68%
(1)	Estimated for the current fiscal year.
(2)
Compass Efficient Model Portfolios, LLC (the “Advisor”) has contractually agreed through October 31, 2015 to waive management fees and/or reimburse Fund expenses, but only to the extent necessary to maintain the Fund’s Total Annual Fund Operating Expenses (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) at 0.68%. This agreement may only be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$69	$252

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to track the returns of the CEMP U.S. Small Cap 500 Long/Cash Volatility Weighted Index (the “Index”) before fees and expenses.  The Fund employs a replication strategy that entails holding all, or approximately all, the stocks in the Index.

The Index is an unmanaged index that was created by the Fund’s investment advisor and generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in the U.S., market capitalizations of less than $3 billion, and the stock of which trades on a U.S. exchange.  The Index may include less than 500 stocks depending on the number of companies meeting the Index’s criteria.  The Index includes only companies with consistent positive earnings (at least its 4 most recent quarters) and is weighted based on the volatility of each stock.  Volatility is the extent to which the return of a security fluctuates between its highest price and its lowest price within a given period.  The weight of each member in the Index is defined by its own volatility relative to the average volatility of all Index members measured over the past 180 trading days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index’s stock component is reconstituted every March and September and is adjusted to limit exposure to any particular sector to 25%.

Table of Contents - Prospectus

The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market. Market conditions are measured by reference to the CEMP U.S. Small Cap 500 Volatility Weighted Index. During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the CEMP U.S. Small Cap 500 Volatility Weighted Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline. The Index will return to being fully invested if the month end value of the stocks in the CEMP U.S. Small Cap 500 Volatility Weighted Index returns to a -10% value from its daily high. However, if the CEMP U.S. Small Cap 500 Volatility Weighted Index declines further to -20% from its recent highest value, 25% of the Index will be reinvested from cash equivalents back into the stocks of the CEMP U.S. Small Cap 500 Volatility Weighted Index at their current securities weighting. If the CEMP U.S. Small Cap 500 Volatility Weighted Index declines still further to -30% from the recent highest value, another 25% of the Index will be reinvested back into the stocks of the CEMP U.S. Small Cap 500 Volatility Weighted Index at their current securities weighting. If the CEMP U.S. Small Cap 500 Volatility Weighted Index declines even further to -40% (or more) from the recent highest value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP U.S. Small Cap 500 Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks. The Index’s exposure to the market is dictated by a mathematical index construction algorithm, which is not subject to discretionary human judgment or intervention. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of U.S. issuers included in the Index as of its most recent reconstitution.

During unfavorable market conditions the Fund will invest its cash in excess of the amount required for equity investments primarily in fixed income securities, including U.S. Treasury bills and notes, commercial paper and corporate bonds. With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate bonds rated B- or higher, which are commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund

The following summarizes the principal investment risks of the Fund. Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program.

•	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

o
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues.  Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  There is no guarantee that an active secondary market will develop for Shares of the Fund.

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o
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

•
Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•
Index Risk. Because the Index’s allocation to cash versus securities may be reallocated monthly, there is a risk that the Index will not be able to immediately react to changes in market conditions that occur between reallocations.

•
Junk Bond Risk.  Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

•	Limited History of Operations. The Fund is a new exchange traded fund (“ETF”) and has a limited history of operations for investors to evaluate.

•
Passive Investment Risk.  The Fund is not actively managed and the Advisor will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

•
Small Capitalization Stock Risk.  The earnings and prospects of smaller-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall disproportionately more than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

•
Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•
Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-866-376-7890.

Table of Contents - Prospectus

Advisor:  Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund’s investment advisor (the “Advisor”).

Portfolio Managers:  Stephen Hammers, David Hallum, Dan Banaszak and David Moore serve as the Fund’s Portfolio Management Team.

Purchase and Sale of Shares:  The Fund will issue and redeem Shares at NAV only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”).  Creation Units are issued and redeemed for cash and/or in-kind for securities.  Individual Shares may only be purchased and sold in secondary market transactions through brokers.  Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Shares of the Fund will be listed for trading on The NASDAQ Stock Market, LLC (the “Exchange”) and will trade at market prices rather than NAV.  Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

Tax Information:  The Fund’s distributions generally will be taxable as ordinary income, qualified dividend income or capital gains.  A sale of Shares may result in capital gain or loss.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

FUND SUMMARY— COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED INDEX ETF

Investment Objective:  The Fund seeks to provide investment results that match the performance of the CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index before fees and expenses.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund.  Investors may pay brokerage commissions on their purchases and sales of shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)	0.25%
Total Annual Fund Operating Expenses	0.85%
Less Fee Waivers and Expense Reimbursements(2)	0.17%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.68%
(1)	Estimated for the current fiscal year.
(2)
Compass Efficient Model Portfolios, LLC (the “Advisor”) has contractually agreed through October 31, 2015 to waive management fees and/or reimburse Fund expenses, but only to the extent necessary to maintain the Fund’s Total Annual Fund Operating Expenses (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) at 0.68%. This agreement may only be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$69	$254

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to track the returns of the CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index (the “Index”) before fees and expenses.  The Fund employs a replication strategy that entails holding all, or approximately all, the stocks in the Index.

The Index is an unmanaged index that was created by the Fund’s investment advisor and generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in the U.S. and the stock of which trades on U.S. exchanges with consistent positive earnings (at least its 4 most recent quarters) and weighted based on the volatility of each stock.  Volatility is the extent to which the return of a security fluctuates between its highest price and its lowest price within a given period.  The weight of each member in the Index is defined by its own volatility relative to the average volatility of all Index members measured over the past 180 trading days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index may include less than 500 stocks depending on the number of companies meeting the Index’s criteria.

Table of Contents - Prospectus

The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market.  Market conditions are measured by reference to the CEMP U.S. Large Cap 500 Volatility Weighted Index.  During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the CEMP U.S. Large Cap 500 Volatility Weighted Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.  The Index will return to being fully invested if the month end value of the stocks in the CEMP U.S. Large Cap 500 Volatility Weighted Index returns to a -10% value from its daily high.  However, if the CEMP U.S. Large Cap 500 Volatility Weighted Index declines further to 20% from its recent highest value, 25% of the Index will be reinvested from cash equivalents back into the stocks of the CEMP U.S. Large Cap 500 Volatility Weighted Index at their current securities weighting.  If the CEMP U.S. Large Cap 500 Volatility Weighted Index declines still further to 30% from the recent highest value, another 25% of the Index will be reinvested back into the stocks of the CEMP U.S. Large Cap 500 Volatility Weighted Index at their current securities weighting.  If the CEMP U.S. Large Cap 500 Volatility Weighted Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP U.S. Large Cap 500 Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks.  The Index’s exposure to the market is dictated by a mathematical index construction algorithm, which is not subject to discretionary human judgment or intervention.  The Index’s stock component is reconstituted every March and September.  When the Index’s exposure to the market is less than 100%, the uninvested assets will be invested in short term fixed income securities.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in the securities of U.S. issuers included in the Index as of its most recent reconstitution.

During unfavorable market conditions the Fund will invest its cash in excess of the amount required for equity investments primarily in fixed income securities, including U.S. Treasury bills and notes, commercial paper and corporate bonds.  With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate bonds rated B- or higher, which are commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund

The following summarizes the principal investment risks of the Fund. Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program.

•	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

o
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues.  Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  There is no guarantee that an active secondary market will develop for Shares of the Fund.

Table of Contents - Prospectus

o
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

•
Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•
Index Risk. Because the Index’s allocation to cash versus securities may be reallocated monthly, there is a risk that the Index will not be able to immediately react to changes in market conditions that occur between reallocations.

•
Junk Bond Risk.  Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

•	Limited History of Operations. The Fund is a new exchange traded fund (“ETF”) and has a limited history of operations for investors to evaluate.

•
Medium Capitalization Stock Risk.  The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall disproportionately more than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

•
Passive Investment Risk.  The Fund is not actively managed and the Advisor will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

•
Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•
Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-866-376-7890.

Table of Contents - Prospectus

Advisor:  Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund’s investment advisor (the “Advisor”).

Portfolio Managers:  Stephen Hammers, David Hallum, Dan Banaszak and David Moore serve as the Fund’s Portfolio Management Team.

Purchase and Sale of Shares:  The Fund will issue and redeem Shares at NAV only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”).  Creation Units are issued and redeemed for cash and/or in-kind for securities.  Individual Shares may only be purchased and sold in secondary market transactions through brokers.  Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Shares of the Fund will be listed for trading on The NASDAQ Stock Market, LLC (the “Exchange”) and will trade at market prices rather than NAV.  Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

Tax Information:  The Fund’s distributions generally will be taxable as ordinary income, qualified dividend income or capital gains.  A sale of Shares may result in capital gain or loss.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY— COMPASS EMP DEVELOPED 500 ENHANCED VOLATILITY WEIGHTED INDEX ETF

Investment Objective:  The Fund seeks to provide investment results that match the performance of the CEMP International 500 Long/Cash Volatility Weighted Index before fees and expenses.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund.  Investors may pay brokerage commissions on their purchases and sales of shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)	0.31%
Total Annual Fund Operating Expenses	1.01%
Less Fee Waivers and Expense Reimbursements(2)	0.23%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.78%
(1)	Estimated for the current fiscal year.
(2)
Compass Efficient Model Portfolios, LLC (the “Advisor”) has contractually agreed through October 31, 2015 to waive management fees and/or reimburse Fund expenses, but only to the extent necessary to maintain the Fund’s Total Annual Fund Operating Expenses (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) at 0.78%. This agreement may only be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$80	$299

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to track the returns of the CEMP International 500 Long/Cash Volatility Weighted Index (the “Index”) before fees and expenses.  The Fund employs a replication strategy that entails holding all, or approximately all, the stocks in the Index.

The Index is an unmanaged index that was created by the Fund’s investment advisor and generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in a developed country (excluding the U.S. and emerging markets) and the stock of which trades on an exchange in a developed country (other than the U.S. and emerging markets).  Emerging markets are generally those with a less-developed economy and per-capita income significantly lower than the U.S. The Index includes only those companies with consistent positive earnings (at least its 4 most recent quarters) and is weighted based on the volatility of each stock.  Volatility is the extent to which the return of a security fluctuates between its highest price and its lowest price within a given period.  The weight of each member in the index is defined by its own volatility relative to the average volatility of all index members measured over the past 180 trading days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index may include less than 500 stocks depending on the number of companies meeting the Index’s criteria.

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The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market.  Market conditions are measured by reference to the CEMP International 500 Volatility Weighted Index.  During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the CEMP International 500 Volatility Weighted Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.  The Index will return to being fully invested if the month end value of the stocks in the CEMP International 500 Volatility Weighted Index returns to a -10% value from its daily high.  However, if the CEMP International 500 Volatility Weighted Index declines further to 20% from its recent highest value, 25% of the Index will be reinvested from cash equivalents back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting.  If the CEMP International 500 Volatility Weighted Index declines still further to 30% from the recent highest value, another 25% of the Index will be reinvested back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting.  If the CEMP International 500 Volatility Weighted Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks.  The Index’s exposure to the market is dictated by a mathematical index construction algorithm, which is not subject to discretionary human judgment or intervention.  The Index’s stock component is reconstituted every March and September.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in the securities of issuers included in the Index as of its most recent reconstitution.

During unfavorable market conditions the Fund will invest its cash in excess of the amount required for stock investments primarily in fixed income securities, including domestic and foreign treasury bills and notes, commercial paper and corporate debt.  With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund

The following summarizes the principal investment risks of the Fund. Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program.

•
Currency Risk. The Fund’s net asset value per share (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

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o
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues.  Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  There is no guarantee that an active secondary market will develop for Shares of the Fund.

o
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

•
Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•
Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

•
Index Risk. Because the Index’s allocation to cash versus securities may be reallocated monthly, there is a risk that the Index will not be able to immediately react to changes in market conditions that occur between reallocations.

•
Junk Bond Risk.  Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

•	Limited History of Operations. The Fund is a new exchange traded fund (“ETF”) and has a limited history of operations for investors to evaluate.

•
Passive Investment Risk.  The Fund is not actively managed and the Advisor will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

•
Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

•
Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

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Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-866-376-7890.

Advisor:  Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund’s investment advisor (the “Advisor”).

Portfolio Managers:  Stephen Hammers, David Hallum, Dan Banaszak and David Moore serve as the Fund’s Portfolio Management Team.

Purchase and Sale of Shares:  The Fund will issue and redeem Shares at NAV only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”).  Creation Units are issued and redeemed for cash and/or in-kind for securities.  Individual Shares may only be purchased and sold in secondary market transactions through brokers.  Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Shares of the Fund will be listed for trading on The NASDAQ Stock Market, LLC (the “Exchange”) and will trade at market prices rather than NAV.  Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

Tax Information:  The Fund’s distributions generally will be taxable as ordinary income, qualified dividend income or capital gains.  A sale of Shares may result in capital gain or loss.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY— COMPASS EMP U.S. EQ INCOME 100 ENHANCED VOLATILITY WEIGHTED INDEX ETF

Investment Objective:  The Fund seeks to provide investment results that match the performance of the CEMP U.S. Large Cap High Dividend 100 Long/Cash Volatility Weighted Index before fees and expenses.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund.  Investors may pay brokerage commissions on their purchases and sales of shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(1)	0.22%
Total Annual Fund Operating Expenses	0.82%
Less Fee Waivers and Expense Reimbursements(2)	0.14%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.68%
(1)	Estimated for the current fiscal year.
(2)
Compass Efficient Model Portfolios, LLC (the “Advisor”) has contractually agreed through October 31, 2015 to waive management fees and/or reimburse Fund expenses, but only to the extent necessary to maintain the Fund’s Total Annual Fund Operating Expenses (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) at 0.68%. This agreement may only be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$69	$248

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to track the returns of the CEMP U.S. Large Cap 100 High Dividend Long/Cash Volatility Weighted Index (the “Index”) before fees and expenses. The Fund employs a replication strategy that entails holding all, or approximately all, the stocks in the Index.

The Index is an unmanaged index that was created by the Fund’s investment advisor and generally consists of the common stock of the 100 highest dividend yielding stocks of the CEMP U.S. Large Cap 500 Volatility Weighted Index. The Index includes only those companies with consistent positive earnings (at least its 4 most recent quarters) and is weighted based on the volatility of each stock.  Volatility is the extent to which the return of a security fluctuates between its highest price and its lowest price within a given period.  The weight of each member in the Index is defined by its own volatility relative to the average volatility of all Index members measured over the past 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting. The Index may include less than 100 stocks depending on the number of companies meeting the Index’s criteria. The Index is reconstituted every March and September and is adjusted to limit exposure to any particular sector to 25%.

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The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market. Market conditions are measured by reference to the CEMP U.S. Large Cap 100 High Dividend Volatility Weighted Index. During a period of market decline, defined as a -8% drop from the all-time daily high and based on the month end value of the CEMP U.S. Large Cap 100 High Dividend Volatility Weighted Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline. The Index will return to being fully invested if the month end value of the stocks in the CEMP U.S. Large Cap 100 High Dividend Volatility Weighted Index returns to a -8% value from its daily high. However, if the CEMP U.S. Large Cap 100 High Dividend Volatility Weighted Index declines further to -16% from its recent highest value, 25% of the Index will be reinvested from cash equivalents back into the stocks of the CEMP U.S. Large Cap 100 High Dividend Volatility Weighted Index at their current securities weighting. If the CEMP U.S. Large Cap 100 High Dividend Volatility Weighted Index declines still further to -24% from the recent highest value, another 25% of the Index will be reinvested back into the stocks of the CEMP U.S. Large Cap 100 High Dividend Volatility Weighted Index at their current securities weighting. If the CEMP U.S. Large Cap 100 High Dividend Volatility Weighted Index declines even further to -32% (or more) from the recent highest value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP U.S. Large Cap 100 High Dividend Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks. The Index’s exposure to the market is dictated by a mathematical index construction algorithm, which is not subject to discretionary human judgment or intervention. The Index’s stock component is reconstituted every March and September. When the Index’s exposure to the market is less than 100%, the uninvested assets will be invested in short term fixed income securities. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in the securities of U.S. issuers included in the Index as of its most recent reconstitution.

During unfavorable market conditions the Fund will invest its cash in excess of the amount required for equity investments primarily in fixed income securities, including U.S. Treasury bills and notes, commercial paper and corporate bonds. With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above). However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate bonds rated B- or higher, which are commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund

The following summarizes the principal investment risks of the Fund. Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program.

•	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

o
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

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o
Trading Issues.  Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  There is no guarantee that an active secondary market will develop for Shares of the Fund.

o
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

•
Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•
Index Risk. Because the Index’s allocation to cash versus securities may be reallocated monthly, there is a risk that the Index will not be able to immediately react to changes in market conditions that occur between reallocations.

•
Junk Bond Risk.  Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

•	Limited History of Operations. The Fund is a new exchange traded fund (“ETF”) and has a limited history of operations for investors to evaluate.

•
Passive Investment Risk.  The Fund is not actively managed and the Advisor will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

•
Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•
Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-866-376-7890.

Advisor:  Compass Efficient Model Portfolios, LLC, also known as Compass EMP, is the Fund’s investment advisor (the “Advisor”).

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Portfolio Managers:  Stephen Hammers, David Hallum, Dan Banaszak and David Moore serve as the Fund’s Portfolio Management Team.

Purchase and Sale of Shares:  The Fund will issue and redeem Shares at NAV only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”).  Creation Units are issued and redeemed for cash and/or in-kind for securities.  Individual Shares may only be purchased and sold in secondary market transactions through brokers.  Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

Shares of the Fund will be listed for trading on The NASDAQ Stock Market, LLC (the “Exchange”) and will trade at market prices rather than NAV.  Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

Tax Information:  The Fund’s distributions generally will be taxable as ordinary income, qualified dividend income or capital gains.  A sale of Shares may result in capital gain or loss.

Payment to Broker-Dealers and Other Financial Intermediaries:  If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVES

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED INDEX ETF (“U.S. 500 Fund”)
The Fund seeks to provide investment results that match the performance of the CEMP U.S. Large Cap 500 Volatility Weighted Index before fees and expenses.

COMPASS EMP U.S. DISCOVERY 500 ENHANCED VOLATILITY WEIGHTED INDEX ETF (“Discovery 500 Enhanced Fund”)
The Fund seeks to provide investment results that match the performance of the CEMP U.S. Small Cap 500 Long/Cash Volatility Weighted Index before fees and expenses.

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED INDEX ETF (“U.S. 500 Enhanced Fund”)
The Fund seeks to provide investment results that match the performance of the CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index before fees and expenses.

COMPASS EMP DEVELOPED 500 ENHANCED VOLATILITY WEIGHTED INDEX ETF (“Developed 500 Enhanced Fund”)
The Fund seeks to provide investment results that match the performance of the CEMP International 500 Long/Cash Volatility Weighted Index before fees and expenses.

COMPASS EMP EQ INCOME 100 ENHANCED VOLATILITY WEIGHTED INDEX ETF (“U.S. Income 100 Enhanced Fund”)
The Fund seeks to provide investment results that match the performance of the CEMP U.S. Large Cap High Dividend 100 Long/Cash Volatility Weighted Index before fees and expenses.

Each Fund’s investment objective is a non-fundamental policy and may be changed by the Funds’ Board of Trustees upon 60 days’ written notice to shareholders.  Each Fund with an 80% investment policy may have this policy changed by the Board of Trustees upon 60 days’ written notice to shareholders.

OTHER INVESTMENT INFORMATION

Each Fund may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments, including futures contracts and swap agreements, not included in its underlying index, but which the Advisor believes will help the Fund track its underlying index. For example, a Fund may invest in securities that are not components of its underlying index to reflect various corporate actions and other changes to the underlying index (such as reconstitutions, additions and deletions). A Fund may utilize futures contracts or swap agreements in circumstances where the Advisor believes that it may be more cost effective or practical to use such derivatives rather than buying all or some of the securities included in the underlying index.

MANAGER-OF-MANAGERS STRUCTURE

The Trust and the Advisor have received an exemptive order (the “Order”) from the SEC that permits the Advisor, with Board of Trustees approval, to enter into sub-advisory agreements with sub-advisors without obtaining shareholder approval.  The Order also permits the Advisor, subject to the approval of the Board of Trustees, to replace sub-advisors or amend sub-advisory agreements, including fees, without shareholder approval whenever the Advisor and the Trustees believe such action will benefit a Fund and its shareholders.  Shareholders will be notified if and when a new sub-advisor is employed by the Advisor.

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PRINCIPAL INVESTMENT RISKS

There is no assurance that a Fund will achieve its investment objective.  Each Fund’s Share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Fund Shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Funds. Each Fund is not intended to be a complete investment program.

The following section summarizes the principal risks of each Fund.  These risks could adversely affect the net asset value, total return and the value of a Fund and your investment.  The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Fund’s Fund Summary section of its Prospectus.

Each Fund is subject to the following principal investment risks as noted below.

Risk	Currency	ETF Structure Risks	Fixed Income	Foreign Exposure	Index Risk	Junk Bond	Limited History of Operations	Medium Capitalization Stock	Passive Investment	Small Capitalization Stock	Stock Market	Tracking
U.S. 500 Fund		X					X	X	X		X	X
Discovery 500 Enhanced Fund		X	X		X	X	X		X	X	X	X
U.S. 500 Enhanced Fund		X	X		X	X	X	X	X		X	X
Developed 500 Enhanced Fund	X	X	X	X	X	X	X		X		X	X
U.S. Income 100 Enhanced Fund		X	X		X	X	X		X		X	X

•
Currency Risk. Although each Fund will report its net asset value and pay dividends in U.S. dollars, when a Fund invests on a foreign exchange in foreign currency denominated or foreign currency-linked securities, the Fund will be exposed to currency risk.  This means that the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.  Also, the limited partnerships and limited liability companies in which the Funds invest may engage in various investments that are designed to hedge foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements

•	ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

o
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues.  Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  There is no guarantee that an active secondary market will develop for Shares of the Fund.

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o
Market Price Variance Risk.  Individual Shares of the Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares.  There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares.  The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  In times of severe market disruption, the bid-ask spread often increases significantly.  This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares.  The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time.  Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•
Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases.  In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

•
Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

o
Foreign Exchanges Risk:  The Fund may place trades on exchanges in foreign markets. Regulations of U.S. governmental agencies may not apply to transactions on foreign markets.  Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

•
Index Risk. Because each Index’s allocation to cash versus securities may be reallocated monthly, there is a risk that the Index will not be able to immediately react to changes in market conditions that occur between reallocations.

•
Junk Bond Risk.  Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest.  These securities are considered speculative.  These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).  If that happens, the value of the bond may decrease, and a Fund’s share price may decrease and its income distribution may be reduced.  An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce a Fund’s ability to sell its bonds (liquidity risk).  Such securities may also include “Rule 144A” securities, which are subject to resale restrictions.  The lack of a liquid market for these bonds could decrease a Fund’s share price.  If an issuer defaults or is subject to a reorganization including bankruptcy court protection, its bonds may become worthless, completely illiquid or subject to lengthy legal proceedings that will delay the resolution of their value, if any.

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•	Limited History of Operations. The Fund is a new exchange traded fund (“ETF”) and has a limited history of operation.

•
Medium Capitalization Stock Risk.  The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

•
Passive Investment Risk. The Funds are not actively managed and may be affected by a general decline in market segments related to their respective Index. The Funds invest in securities included in, or representative of securities included in, their respective Index, regardless of their investment merits. The Funds do not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Funds, unless such defensive positions are also taken by the applicable Index.

•
Small Capitalization Stock Risk. The earnings and prospects of smaller sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall disproportionately more than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

•
Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•
Tracking Risks. The Fund may not be able to replicate exactly the performance of the Index because of transaction costs incurred by the Fund in adjusting the actual balance of the investments in the Fund’s portfolio.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES

A description of the Funds’ policies regarding disclosure of the securities in each Fund’s portfolio is found in the Statement of Additional Information.  Each Fund’s portfolio is disclosed daily on the Funds’ website at CompassEMPETF.com.  Shareholders may also request portfolio holdings schedules at no charge by calling toll free 1-866-376-7890.

MANAGEMENT

Investment Advisor:  Compass Advisory Group, LLC, also known as Compass Efficient Model Portfolios, LLC (the “Advisor”), a Tennessee limited liability company located at 213 Overlook Circle, Suite A-1, Brentwood, TN 37027, serves as investment advisor to the Funds.  Subject to the authority of the Board of Trustees, the Advisor is responsible for the overall management of the Funds’ business affairs.  The Advisor is responsible for selecting each Fund’s investments according to its investment objective, policies, and restrictions.  The Advisor was established in 1996 and has been advising mutual funds since 2008.  As of December 31, 2013, Compass Efficient Model Portfolios, LLC had approximately $1.34 billion in assets under management.

Pursuant to a Management Agreement, each Fund pays the Advisor, on a monthly basis, an annual advisory fee based on the Fund’s average daily net assets, as described in the table below. Additionally, the Advisor has contractually agreed through October 31, 2015 to waive management fees and/or reimburse Fund expenses, but only to the extent necessary to maintain each Fund’s Total Annual Fund Operating Expenses (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) at the amounts shown below:

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Fund	Management Fee	Expense Limit
U.S. 500 Fund	0.50%	0.58%
Discovery 500 Enhanced Fund	0.60%	0.68%
U.S. 500 Enhanced Fund	0.60%	0.68%
Developed 500 Enhanced Fund	0.70%	0.78%
U.S. Income 100 Enhanced Fund	0.60%	0.68%

Any waiver or reimbursement by the Advisor is subject to repayment by the respective Fund within the three fiscal years following the fiscal year in which the waiver or reimbursement occurred (provided Compass Efficient Model Portfolios, LLC continues to serve as investment advisor to the respective Fund), if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement will be available in each Fund’s semi-annual report to shareholders for the period ending December 31, 2014 when available.

Portfolio Managers:  Stephen Hammers, CIMA®, is a managing partner, co-founder and chief investment officer of the Advisor. Mr. Hammers has served in those roles since March of 2003 when the Advisor was registered with the SEC.  David Moore, CFP®, is a managing partner, co-founder and chairman of the Advisor.  Mr. Moore has served in those roles since March of 2003 when the Advisor was registered with the SEC.  David Hallum, is Vice President of Trading of the Advisor, where he has been employed since 2005.  Dan Banaszak is a Portfolio Manager/Analyst of the Advisor, where he has been employed since 2011.  Prior to joining the Advisor, Mr. Banaszak was a futures and options trader with the Chicago Board of Trade from 2010 to 2011 and an options trader with Lerner Trading Group from 2007 to 2010.

The Funds’ Statement of Additional Information provides additional information about each Portfolio Manager’s compensation structure, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of shares of a Fund.

HOW SHARES ARE PRICED

The net asset value (“NAV”) and offering price (NAV plus any applicable sales charges) of each Fund is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business.  NAV is computed by determining the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV).  The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of a Fund, including management, administration, and distribution fees (if any), which are accrued daily. The determination of NAV for a Fund for a particular day is applicable to all applications for the purchase of Shares, as well as all requests for the redemption of Shares, received by a Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

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Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, investments will be valued at their fair market value as determined in good faith by the Advisor in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used.  In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

A Fund may use independent pricing services to assist in calculating the value of the Fund’s securities or other assets.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund.  In computing the NAV, a Fund values foreign securities held by a Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in a Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before a Fund prices its shares, the security will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Advisor may need to price the security using a Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Premium/Discount Information

Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers at market prices and a Fund’s Shares will trade at market prices.  The market price of Shares of a Fund may be greater than, equal to, or less than NAV.  Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of each Fund.

The Funds are new and therefore do not have any information regarding how often Shares of each Fund traded on the listing exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund.

HOW TO BUY AND SELL SHARES

Shares of the Developed 500 Enhanced Fund are not currently being offered for sale to investors.

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Shares of each Fund will be listed for trading on The NASDAQ Stock Market, LLC under the symbols listed on the cover of this Prospectus..  Share prices are reported in dollars and cents per Share.  Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and shares typically trade in blocks of less than a Creation Unit.  There is no minimum investment required.  Shares may only be purchased and sold on the secondary market when the Exchange is open for trading.  The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Authorized participants (“APs”) may acquire Shares directly from a Fund, and APs may tender their Shares for redemption directly to a Fund, at NAV per share only in large blocks, or Creation Units, of 50,000 shares.  Purchases and redemptions directly with a Fund must follow the Funds’ procedures, which are described in the SAI.

The Funds may liquidate and terminate at any time without shareholder approval.

Share Trading Prices

The approximate value of Shares of a Fund, an amount representing on a per share basis the sum of the current market price of the securities accepted by a Fund in exchange for Shares of a Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association.  This approximate value should not be viewed as a “real-time” update of the NAV per share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day.  The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value of the shares and the Funds do not make any warranty as to the accuracy of these values.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued.  The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares.  Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants.  These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Each Fund’s Shares can only be purchased and redeemed directly from a Fund in Creation Units by APs, and the vast majority of trading in a Fund’s Shares occurs on the secondary market.  Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains.  With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades.  To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Funds and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective.  However, direct trading by APs is critical to ensuring that a Fund’s Shares trade at or close to NAV.  The Funds also employ fair valuation pricing to minimize potential dilution from market timing.  In addition, the Funds impose transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by the Funds in effecting trades.  These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances.  Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of each Fund’s Shares.

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TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Unlike interests in conventional mutual funds, which typically are bought and sold from and to a fund only at closing NAVs, each Fund’s Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV.  In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on a Fund’s portfolio that could arise from frequent cash redemption transactions.  In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions.  These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the U.S. Income 100 Enhanced Fund and quarterly by the U.S. 500 Fund, Discovery 500 Enhanced Fund, U.S. 500 Enhanced Fund and Developed 500 Enhanced Fund.  Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

As with any investment, you should consider how your investment in shares will be taxed.  The tax information in this Prospectus is provided as general information.  You should consult your own tax professional about the tax consequences of an investment in shares.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	A Fund makes distributions,
•	You sell your shares listed on the Exchange, and
•	You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid monthly by the U.S. Income 100 Enhanced Fund and quarterly by the U.S. 500 Fund, Discovery 500 Enhanced Fund, U.S. 500 Enhanced Fund and Developed 500 Enhanced Fund.  The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements.  Distributions from a Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that a Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which a Fund satisfies certain holding period and other restrictions), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their Fund shares at the rate for net capital gain -- a maximum of 20%.  A part of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends a Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations -- subject to similar restrictions.  However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

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In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund (if that option is available).  Distributions reinvested in additional shares of a Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash.  Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains (at the 20% maximum rate referred to above), regardless of how long you have held the shares.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the shares and as capital gain thereafter.  A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Funds are required to withhold 28% of your distributions and redemption proceeds if you have not provided the Funds with a correct Social Security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.  The ability to deduct capital losses from sales of shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays.  An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the shares being redeemed and the value of the securities.  The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons.  Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price.  See “Taxes” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the Service.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund.  It is not a substitute for personal tax advice.  Consult your personal tax advisor about the potential tax consequences of an investment in the shares under all applicable tax laws.

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DISTRIBUTION OF SHARES

Distributor:  Quasar Distributors, LLC, 615 East Michigan Street, 4th Floor, Milwaukee, Wisconsin 53202, is the distributor for the Shares of the Funds.  Quasar Distributors, LLC a broker-dealer registered under the Securities Exchange Act of 1934 and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Distribution Fees:  The Funds have adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act.  Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”).  If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees.  In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

OTHER INFORMATION

Investments by Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Funds.  Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Advisor, including that such investment companies enter into an agreement with the Trust on behalf of the Funds.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point.  Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.  A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus.  This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.  As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.  For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

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Dealers effecting transactions in the Funds’ Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus.  This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Householding:  To reduce expenses, a Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-866-376-7890 on days the Funds are open for business or contact your financial institution. A Fund will begin sending you individual copies within thirty days after receiving your request.

Disclaimers

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the ability of the Funds to track the total return performance of their respective Index or the ability of each Index identified herein to track stock market performance. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of each Index, nor in the determination of the timing of, prices of, or quantities of the Shares to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares in connection with the administration, marketing, or trading of the Shares.

The Exchange does not guarantee the accuracy and/or the completeness of each Index or the data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Funds, owners of the Shares, or any other person or entity from the use of each Index or the data included therein. The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or the data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

FINANCIAL HIGHLIGHTS

Because the Funds have only recently commenced investment operations, no financial highlights are available for the Funds at this time.  In the future, financial highlights will be presented in this section of the Prospectus.

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PRIVACY NOTICE

FACTS	WHAT DOES COMPASS EMP FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us.  This information can include:
■     Social Security number and wire transfer instructions
■     account transactions and transaction history
■     investment experience and purchase history
When you are no longer a customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Compass EMP Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Compass EMP Funds Trust share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes - information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-866-376-7890

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What we do
How does Compass EMP Funds Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

We permit only authorized parties and affiliates (as permitted by law) who have signed an agreement (which protects your personal information) with us to have access to customer information.

How does Compass EMP Funds Trust collect my personal information?
We collect your personal information, for example, when you
■       open and account or deposit money
■       direct us to buy securities or direct us to sell your securities
■       seek advice about your investments
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
■       sharing for affiliates’ everyday business purposes-information about your creditworthiness
■       affiliates from using your information to market to you
■       sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control.  They can be financial and nonfinancial companies.
■      Our affiliates include financial companies, such as Compass Efficient Model Portfolios, LLC, the Funds’ investment advisor.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Compass EMP Funds Trust doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Compass EMP Funds Trust doesn’t jointly market.

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Advisor	Compass Efficient Model Portfolios, LLC 213 Overlook Circle, Suite A-1 Brentwood, TN 37027	Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor, Milwaukee, Wisconsin 53202
Independent Registered Public Accountant	BBD, LLP 1835 Market Street, 26th Floor Philadelphia, PA 19103	Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Custodian	U.S. Bank National Association 1555 N. Rivercenter Dr. Milwaukee, WI 53212	Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Additional information about the Funds is included in the Funds’ Statement of Additional Information dated June 30, 2014 (the “SAI”).  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about a Fund’s policies and management.  Additional information about a Fund’s investments will also be available in a Fund’s Annual and Semi-Annual Reports to Shareholders.  In a Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or other information about a Fund, or to make shareholder inquiries about a Fund, please call 1-866-376-7890.  You may also write to:

Compass EMP Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

You may review and obtain copies of a Fund’s information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-22696

Table of Contents - Prospectus